Average Annual Total Returns - Eaton Vance VT Floating-Rate Income Fund - Eaton Vance VT Floating-Rate Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.43%
Morningstar LSTA US Leveraged Loan IndexSM(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.90%	6.42%	5.82%
Initial
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	4.64%	4.43%
ADV
Prospectus [Line Items]
Average Annual Return, Percent		4.34%	4.90%	4.69%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.51%	5.20%	4.98%
Performance Inception Date	May 01, 2016